                                HighMark Funds


                                 Equity Funds
                              Fixed Income Funds

                       Supplement dated March 12, 2004
              to Retail Shares Prospectus dated November 30,2003

This Supplement provides new and additional information beyond that which is contained in the Prospectus. Please keep this Supplement and read it together with the Prospectus.

After the heading "Fees for Distribution of Shares" on page 35, the following information has been inserted as a new section:

Distribution Arrangements

        The Administrator and Investment Adviser and/or its affilitates may pay out of their own assets complensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares (the "Payments"). Payments made by the Administrator may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a broker-dealer's examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a broker-dealer's list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of Shares; (4) payments in connection with the attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of shares and/or the maintenance of share balances.

        Payments made by the Administrator also may be used by the broker-dealer to pay for the travel expenses, meals, lodging and entertainment of broker-dealers and financial institutions and their salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HMK-SU-018-0100

                                HighMark Funds


                                 Equity Funds
                              Fixed Income Funds

                       Supplement dated March 12, 2004
              to Fiduciary Shares Prospectus dated November 30,2003

This Supplement provides new and additional information beyond that which is contained in the Prospectus. Please keep this Supplement and read it together with the Prospectus.

After the heading "Choose a Share Class" on page 32, the following information has been inserted as a new section:

Distribution Arrangements

        The Administrator and Investment Adviser and/or its affilitates may pay out of their own assets complensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares (the "Payments"). Payments made by the Administrator may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a broker-dealer's examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a broker-dealer's list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of Shares; (4) payments in connection with the attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of shares and/or the maintenance of share balances.

        Payments made by the Administrator also may be used by the broker-dealer to pay for the travel expenses, meals, lodging and entertainment of broker-dealers and financial institutions and their salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HMK-SU-019-0100

                                HighMark Funds


                              Money Market Funds

                       Supplement dated March 12, 2004
      to Retail Shares, Fiduciary Shares and Class S Shares Prospectuses
                            dated November 30,2003

This Supplement provides new and additional information beyond that which is contained in the Prospectus. Please keep this Supplement and read it together with the Prospectus.

After the heading "Choosing a Share Class" on page 14, the following information has been inserted as a new section:

Distribution Arrangements

        The Administrator and Investment Adviser and/or its affilitates may pay out of their own assets complensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares (the "Payments"). Payments made by the Administrator may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a broker-dealer's examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a broker-dealer's list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of Shares; (4) payments in connection with the attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of shares and/or the maintenance of share balances.

        Payments made by the Administrator also may be used by the broker-dealer to pay for the travel expenses, meals, lodging and entertainment of broker-dealers and financial institutions and their salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HMK-SU-020-0100